Share-based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Contractually Granted - beginning balance	3,216,350	1,730,006
Granted	9,249,725	1,486,344	1,730,006
Contractually Granted - ending balance	12,466,075	3,216,350	1,730,006
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	1,127,188	377,801
Granted		749,387	377,801
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	1,127,188	1,127,188	377,801
Options Outstanding
Beginning balance	1,127,188	377,801
Granted		749,387	377,801
Forfeited	(21,437)	0
Ending balance	1,105,751	1,127,188	377,801
Weighted Average Exercise Price
Beginning balance	$ 1.89	$ 0.02
Grant		2.83	$ 0.02
Forfeited	5.96	0.00
Ending balance	$ 1.81	$ 1.89	$ 0.02
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	8 years 1 month 17 days	9 years 1 month 24 days	9 years 10 months 2 days
Grant		9 years 3 months 18 days	9 years 10 months 2 days
Aggregate intrinsic value
Beginning balance	$ 10,563	$ 778
Grant		6,316	$ 778
Ending balance	$ 97,280	$ 10,563	$ 778